Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis (Parentheticals) - US Treasury Securities [Member]	Mar. 31, 2021 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis (Parentheticals) [Line Items]
Investments held in cash	$ 4,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis (Parentheticals) [Line Items]
Investments held in cash	4,000
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis (Parentheticals) [Line Items]
Investments held in cash	$ 4,000